Mineral Property Interests (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Balance, beginning of the year	$ 160,772,000	$ 39,714,000
Additions		4,246,000
Eastmain acquisition, mineral property interests acquired		125,606,000
Purchase of Homestake Ridge royalty	400,000
Option payment received	(260,000)	(252,000)
Dispositions	(50,000)	(8,949,000)
Change in estimate of provision for site reclamation and closure	(169,000)	273,000
Currency translation adjustment		134,000
Balance, end of the year	160,693,000	160,772,000
Quebec
Statement [Line Items]
Balance, beginning of the year	125,354,000	0
Additions		0
Eastmain acquisition, mineral property interests acquired		125,606,000
Option payment received	(260,000)	(252,000)
Dispositions	(50,000)	0
Change in estimate of provision for site reclamation and closure	50,000	0
Currency translation adjustment		0
Balance, end of the year	125,094,000	125,354,000
Nunavut
Statement [Line Items]
Balance, beginning of the year	19,358,000	19,085,000
Additions		0
Eastmain acquisition, mineral property interests acquired		0
Option payment received	0	0
Dispositions	0	0
Change in estimate of provision for site reclamation and closure	(219,000)	0
Currency translation adjustment		273,000
Balance, end of the year	19,139,000	19,358,000
British Columbia
Statement [Line Items]
Balance, beginning of the year	16,060,000	16,060,000
Additions		0
Eastmain acquisition, mineral property interests acquired		0
Purchase of Homestake Ridge royalty	400,000
Option payment received		0
Dispositions		0
Change in estimate of provision for site reclamation and closure		0
Currency translation adjustment		0
Balance, end of the year	16,460,000	16,060,000
Peru
Statement [Line Items]
Balance, beginning of the year	0	4,569,000
Additions		4,246,000
Eastmain acquisition, mineral property interests acquired		0
Purchase of Homestake Ridge royalty	0
Option payment received		0
Dispositions		(8,949,000)
Change in estimate of provision for site reclamation and closure		0
Currency translation adjustment		134,000
Balance, end of the year	$ 0	$ 0